STOCKHOLDERS' EQUITY (Treasury Stock) (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended			56 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 30, 2017
Equity, Class of Treasury Stock [Line Items]
Share buy-back program authorized amount	$ 9,500
Payments for the repurchase of common stock	$ 0	$ 0	$ 916	$ 8,100
To employees and non-employee directors
Equity, Class of Treasury Stock [Line Items]
Treasury Shares Issued Under Stock-Based Compensation Programs		14,195	14,494